Employee Incentive Plans (Intrinsic and Fair Value of Units Vested) (Details) (Restricted Stock Units (RSUs), USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
ENLK Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of units vested	$ 1,800
Fair value of units vested	1,900
ENLC Restricted Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of units vested	3,100
Fair value of units vested	$ 2,900